Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations
Revenue	$ 2,712	$ 2,103
Operating Expenses
Direct costs	3,073	1,670
Research and development	17,102	9,594
Marketing and sales	3,428	1,205
General and administrative	5,655	1,227
Total operating expenses	29,258	13,696
Operating Loss	(26,546)	(11,593)
Nonoperating Income (Expense)
Interest income	56	28
Change in fair value of warrant liabilities	51,233
Interest expense	(394)	(361)
Other expense	(3,602)
Loss from change in fair value of debt		(437)
Loss from change in fair value of embedded derivative liability	(2,680)	(2,817)
Gain on loan extinguishment		923
Total nonoperating income (Loss)	44,613	(2,664)
Pretax Income (Loss)	18,067	(14,257)
Income tax (benefit)/expense	(25)	118
Net Income (Loss)	18,092	(14,375)
Premium paid on repurchase of redeemable convertible preferred stock	5,436
Net Income (Loss) attributable to Common Stockholders	$ 12,656	$ (14,375)
Basic earnings (loss) per share	$ 0.13	$ (0.21)
Diluted earnings (loss) per share	$ 0.11	$ (0.21)
Weighted average shares outstanding - basic	95,477,472	69,228,444
Weighted average shares outstanding - diluted	114,910,129	69,228,444